Insurance Contract Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2017
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 16,049.3	$ 14,504.8	$ 14,467.2	$ 28,610.8
Net loss reserves, case reserves	7,537.2									9,731.5
Net loss reserves, IBNR	8,765.0									12,689.6
Loss reserve development	331.6	$ 1,080.9	$ 1,371.4	$ 1,431.7	$ 1,222.1	$ 611.1	$ 507.7	$ (349.0)	$ (481.4)
Net
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	$ 16,302.2									$ 22,421.1